Earnings per share - additional information (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended		12 Months Ended
	Feb. 11, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings Per Share [Line Items]
Increase in basic earnings per share		117.00%
Basic (in GBP per share)		£ 1.766	£ 0.812	£ 2.933
Increase in adjusted diluted earnings per share		8.50%
Adjusted diluted earnings per share (in GBP per share)		£ 1.816	1.674	3.714
Increase in adjusted diluted earnings per share at constant rates of exchange		5.30%
Adjusted diluted earnings per share translated at 2022 exchange rates (in GBP per share)		£ 1.763	£ 1.674	£ 3.714
Coupon on perpetual hybrid bonds net of tax		£ 22	£ 23
Authorised share buy-back programme amount	£ 2,000
Repurchase of ordinary shares (in shares)			37,657,945	59,541,862
Retained earnings
Earnings Per Share [Line Items]
Value of shares acquired		£ 1,300